ACQUISITIONS	12 Months Ended
Dec. 31, 2016
ACQUISITIONS
ACQUISITIONS

NOTE 3 — ACQUISITIONS

Dynamic Advances, IP Liquidity and Sarif Biomedical

On May 2, 2014, the Company completed the acquisition of certain ownership rights (the “Acquired Intellectual Property”) from TechDev, Granicus IP, LLC (“Granicus”) and SFF pursuant to the terms of three purchase agreements between: (i) the Company, TechDev, SFF and DA Acquisition LLC, a newly formed Texas limited liability company and wholly-owned subsidiary of the Company; (ii) the Company, Granicus, SFF and IP Liquidity Ventures Acquisition LLC, a newly formed Delaware limited liability company and wholly-owned subsidiary of the Company; and (iii) the Company, TechDev,  SFF and Sarif Biomedical Acquisition LLC, a newly formed Delaware limited liability company and wholly-owned subsidiary of the Company (the “DA Agreement,” the “IP Liquidity Agreement” and the “Sarif Agreement,” respectively and the collective transactions, the “Acquisitions”).

Dynamic Advances

Pursuant to the DA Agreement, the Company acquired 100% of the limited liability company membership interests of Dynamic Advances, LLC, a Texas limited liability company, in consideration for: (i) two cash payments totaling $5,225,000; and (ii) 391,000 shares of the Company’s Series B Convertible Preferred Stock.  Under the terms of the DA Agreement, TechDev and SFF are entitled to possible future payments for a maximum consideration of $250,000,000 pursuant to the Pay Proceeds Agreement described below. Dynamic Advances, LLC holds exclusive license to monetize certain patents owned by a third party.

On May 2, 2014, the Company issued TechDev and SFF a promissory note in order to evidence the second cash payment due under the terms of the DA Agreement in the amount of $2,375,000 due on or before September 30, 2014, with such amount due under the terms of the promissory note being subject to increase to $2,850,000 if the Company’s payment pursuant to the terms of the DA Agreement are not made on or before June 30, 2014. The Company did not make the payment prior to June 30, 2014 and the promissory note matured on September 30, 2014.  Effective September 30, 2014, TechDev and SFF extended the maturity to March 31, 2015 in return for a payment of $249,375, payable within thirty days. The payment for this extension of the maturity date was made on October 10, 2014 and the loan was paid off on April 1, 2015. The promissory note did not otherwise include any interest payable by the Company. Since the Company did not make the payment on the promissory note prior to June 30, 2014, the Company included in the consideration paid for Dynamic Advances the promissory note balance of $2,850,000.  Further, the Company had the Series B Convertible Preferred Stock valued by a third party firm that determined, based on the rights and privileges of the Series B Convertible Preferred Stock, that it was on par with the value of the Company’s Common Stock.  The total amount of consideration paid by the Company for Dynamic Advances, including capitalized costs associated with the purchase, was $6,653,078.

After evaluating the facts and circumstances of the purchase, the Company determined that this was an asset purchase. In coming to its conclusion, the Company reviewed the status of the assets, the historical activity and the absence of any employees, licenses, revenues, and any other assets other than the IP Assets.  Further, as there are no assumed licensees or historical revenues, the Company is not certain that it will be able to obtain access to customers pursuant to AC 805-10-55-7.

IP Liquidity

Pursuant to the IP Liquidity Agreement, the Company acquired 100% of the limited liability company membership interests of IP Liquidity Ventures, LLC, a Delaware limited liability company, in consideration for: (i) two cash payments totaling $5,225,000; and (ii) 391,000 shares of the Company’s Series B Convertible Preferred Stock.  Under the terms of the IP Liquidity Agreement, Granicus and SFF are entitled to possible future payments for a maximum consideration of $250,000,000 pursuant to the Pay Proceeds Agreement described below.  IP Liquidity Ventures, LLC holds contract rights to the proceeds from the monetization of certain patents owned by a number of third parties.

On May 2, 2014, the Company issued Granicus and SFF a promissory note in order to evidence the second cash payment due under the terms of the IP Liquidity Agreement in the amount of $2,375,000 due on or before September 30, 2014, with such amount due under the terms of the promissory note being subject to increase to $2,850,000 if the Company’s payment pursuant to the terms of the IP Liquidity Agreement are not made on or before June 30, 2014. The Company did not make the payment prior to June 30, 2014 and the promissory note matured on September 30, 2014.  Effective September 30, 2014, Granicus and SFF extended the maturity to March 31, 2015 in return for a payment of $249,375, payable within thirty days. The payment for this extension of the maturity date was made on October 10, 2014 and the loan was paid off on April 1, 2015. The promissory note did not otherwise include any interest payable by the Company. Since the Company did not make the payment on the promissory note prior to June 30, 2014, the Company included in the consideration paid for IP Liquidity the promissory note balance of $2,850,000. Further, the Company had the Series B Convertible Preferred Stock valued by a third party firm that determined, based on the rights and privileges of the Series B Convertible Preferred Stock that it was on par with the value of the Company’s Common Stock. The total amount of consideration paid by the Company for IP Liquidity, including capitalized costs associated with the purchase, was $6,653,078.

After evaluating the facts and circumstances of the purchase, the Company determined that this was an asset purchase. In coming to its conclusion, the Company reviewed the status of the assets, the historical activity and the absence of any employees, licenses, revenues, and any other assets other than the IP Assets.  Further, as there are no assumed licensees or historical revenues, the Company is not certain that it will be able to obtain access to customers pursuant to AC 805-10-55-7.

Sarif Biomedical

Pursuant to the Sarif Agreement, the Company acquired 100% of the limited liability company membership interests of Sarif Biomedical, LLC, a Delaware limited liability company, in consideration for two cash payments totaling $550,000.  Under the terms of the Sarif Agreement, TechDev is entitled to possible future payments for a maximum consideration of $250,000,000 pursuant to the Pay Proceeds Agreement described below. Sarif Biomedical, LLC holds ownership rights to certain patents.

On May 2, 2014, the Company issued TechDev a promissory note in order to evidence the second cash payment due under the terms of the Sarif Agreement in the amount of $250,000 due on or before September 30, 2014, with such amount due under the terms of the promissory note being subject to increase to $300,000 if the Company’s payment pursuant to the terms of the Sarif Agreement are not made on or before September 30, 2014. The Company did not make the payment prior to June 30, 2014 and the promissory note matured on September 30, 2014.  Effective September 30, 2014, TechDev extended the maturity to March 31, 2015 in return for a payment of $26,250, payable within thirty days. The payment for this extension of the maturity date was made on October 10, 2014 and the loan was paid off on February 24, 2015.  The promissory note did not otherwise include any interest payable by the Company. Since the Company did not make the payment on the promissory note prior to June 30, 2014, the Company included in the consideration paid for Dynamic Advances the higher principal amount of the promissory note. The total amount of consideration paid by the Company for Sarif Biomedical, including capitalized costs associated with the purchase, was $552,024.

After evaluating the facts and circumstances of the purchase, the Company determined that this was an asset purchase. In coming to its conclusion, the Company reviewed the status of the assets, the historical activity and the absence of any employees, licenses, revenues, and any other assets other than the IP Assets. Further, as there are no assumed licensees or historical revenues, the Company is not certain that it will be able to obtain access to customers pursuant to AC 805-10-55-7.

Dynamic Advances, IP Liquidity and Sarif Biomedical

Pursuant to the Pay Proceeds Agreement, the Company may pay the sellers a percentage of the net recoveries (gross revenues minus certain defined expenses) that the Company makes with respect to the assets held by the entities that the Company acquired pursuant to the DA Agreement, the IP Liquidity Agreement and the Sarif Agreement (the “IP Assets”).  Under the terms of the Pay Proceeds Agreement, if the Company recovers $10,000,000 or less with regard to the IP Assets, then nothing is due to the sellers; if the Company recovers between $10,000,000 and $40,000,000 with regard to the IP Assets, then the Company shall pay 40% of the net proceeds of such recoveries to the sellers; and if the Company recovers over $40,000,000 with regard to the IP Assets, the Company shall pay 50% of the net proceeds of such recoveries to the sellers.  In no event will the total payments made by the Company under the Pay Proceeds Agreement exceed $250,000,000.

Pursuant to a Registration Rights Agreement with the sellers (the “Acquisition Registration Rights Agreement”), the Company agreed to file a “resale” registration statement with the SEC covering at least 10% of the registrable shares of the Company’s Series B Convertible Preferred Stock issued to the sellers under the terms of the DA Agreement and the IP Liquidity Agreement, at any time on or after November 2, 2014 upon receipt of a written demand from the sellers which describes the amount and type of securities to be included in the registration and the intended method of distribution thereof.  The Company shall not be required to file more than three such registration statements not more than sixty days after the receipt of each such written demand from the sellers.

TechDev and Mr. Erich Spangenberg (the founder of IP Nav) and his spouse Audrey Spangenberg have jointly filed a Schedule 13G and are deemed to be affiliates of the Company.

Clouding Corp.

On August 29, 2014, the Company entered into a patent purchase agreement (the “Clouding Agreement”) between Clouding Corp., a Delaware corporation and a wholly owned subsidiary of the Company (“Clouding”) and Clouding IP, LLC, a Delaware limited liability company (“Clouding IP”), pursuant to which Clouding acquired a portfolio of patents from Clouding IP. Clouding owns patents related to network and data management technology.

The Company paid Clouding IP (i) $1.4 million in cash, (ii) $1.0 million in the form of a promissory note issued by the Company that matures on October 31, 2014, (iii) 50,000 shares of its restricted Common Stock valued at $281,000 and (iv) fifty percent (50%) of the net recoveries (gross revenues minus certain defined expenses) in excess of $4.0 million in net revenues that the Company makes with respect to the patents purchased from Clouding IP. The Company valued the Common Stock at the fair market value on the date of the Interests Sale Agreement at $5.62 per share or $281,000 and the promissory note was paid in full prior to October 31, 2014. The revenue share under item (iv) above was booked as an earn out liability on the balance sheet in accordance with the appraisal of the consideration and intangible value. The Company booked a payable to the sellers pursuant to the earn out liability in the amount of $2,148,000 at September 30, 2014, based on license agreements entered into during the quarter. No further amount is owed until the Company generates additional revenue, if any, from the Clouding patents.

The Company accounted for the acquisition as a business combination in accordance with ASC 805 “Business Combinations”. The Company engaged a third party valuation firm to determine the fair value of the assets purchases, and the net purchase price paid by the Company was subsequently allocated to assets acquired and liabilities assumed on the records of the Company as follows:

Intangible assets	$14,500,000
Goodwill	1,296,000

Net purchase price	$15,796,000

Total consideration paid of the following:

Cash	$1,400,000
Promissory Note	1,000,000
Common Stock	281,000
Earn-Out Liability	13,115,000

Net purchase price	$15,796,000

Upon further evaluation, the total value of the earn-out liability was reduced, measured as of the acquisition date, to reflect certain underlying changes in the litigation schedule. Historical financial statements of Clouding and the pro forma condensed combined consolidated financial statements can be found on the Form 8-K/A filed with the SEC on November 12, 2014. The unaudited pro forma condensed combined consolidated financial statements are not necessarily indicative of the results that actually would have been attained if the merger had been in effect on the dates indicated or which may be attained in the future. Such statements should be read in conjunction with the historical financial statements of the Company.

The Clouding IP earn out liability was determined to be a Level 3 liability, which requires fair assessment of fair value at each period end by using a discounted cash flow model as the valuation methodology, using unobservable inputs, such as revenue and expenses forecasts, timing of proceeds, and discount rates. Based on the reassessment of fair value as of December 31, 2016, the Company determined the Clouding IP earn out liability to be $81,930 (current portion) and $1,400,082 (long-term portion), which resulted in a gain from exchange in fair value adjustment of $1,832,872 for the year ended December 31, 2016.  Further, the periodic reassessment resulted in a non-routine impairment of the Clouding patent intangible assets of $3,089,983 for the year ended December 31, 2016.

Medtech Group

On October 13, 2014, Medtech Group Acquisition Corp (“Medtech Corp.”), a Texas corporation and newly formed wholly-owned subsidiary of the Company, entered into an interest sale agreement to purchase 100% of the equity or membership interests of OrthoPhoenix, LLC (“OrthoPhoenix”), a Delaware limited liability company, TLIF, LLC (“TLIF”) and MedTech Development Deutschland GmbH (“MedTech GmbH” and along with OrthoPhoenix and TLIF, the “Medtech Entities”) from MedTech Development, LLC (“MedTech Development”). The Medtech Group own patents in the medical technology field.

Pursuant to the terms of the Interest Sale Agreement between MedTech Development, Medtech Corp. and the Medtech Entities, the Company (i) paid MedTech Development $1,000,000 cash and (ii) issue a Promissory Note to MedTech Development in the amount of $9,000,000 and (iii) assumed existing debt payable to Medtronics, Inc.  The assumed debt payable to Medtronics was renegotiated, as a result of which, the outstanding amount was $6.25 million prior to any repayment by the Company. The debt is due in installments through July 20, 2015; in the event that the Company paid the total amount due by June 30, 2015, the Company would have received a reduction in the remaining principal owed by the Company in the amount of $750,000. Since the Company expected to make the payment by that time when it entered into the agreement, the Company took a discount to the principal amount during the fourth quarter of 2014 when it made the acquisition.  However, since the Company did not actually make the payment of the final principal amount by June 30, 2015, the Company reversed the earlier discount as of June 30, 2015. The transaction resulted in a business combination and caused the Medtech Entities to become wholly-owned subsidiaries of the Company.

The Company accounted for the acquisition as a business combination in accordance with ASC 805 “Business Combinations”. The Company is the acquirer for accounting purposes and TLIC is the acquired company.  The Company engaged a third party valuation firm to determine the fair value of the assets purchases, and the net purchase price paid by the Company was subsequently allocated to assets acquired and liabilities assumed on the records of the Company as follows:

Intangible assets	$12,800,000
Goodwill	2,700,000

Net purchase price	$15,500,000

Historical financial statements of the Medtech Entities and the pro forma condensed combined consolidated financial statements can be found on the Form 8-K/A filed with the SEC on December 24, 2014. The unaudited pro forma condensed combined consolidated financial statements are not necessarily indicative of the results that actually would have been attained if the merger had been in effect on the dates indicated or which may be attained in the future. Such statements should be read in conjunction with the historical financial statements of the Company.

Bridgestone Americas Tire Operations, LLC (“BATO”)

On April 23, 2015, IP Liquidity entered into a Patent Purchase Agreement (“BATO PPA”), as amended, whereby IP Liquidity purchased 43 patents from Bridgestone Americas Tire Operations LLC (“BATO”).

Pursuant to the terms of the BATO PPA, the Company agreed to pay BATO (i) $3.5 million in two increments shortly after the execution of the document and (ii) an additional $7.5 million in the event that the Company funds the German court bond requirement to put an injunction in place.

The Company accounted for the acquisition as an asset acquisition in accordance with ASC 805-50 “Business Combinations”.  The Company engaged a third party valuation firm to determine the fair value of the assets purchased, which determined that the fair value of the assets was in excess of the purchase consideration, so the Company booked the assets at the purchase consideration of $11 million.

On November 15, 2015, the Company and its wholly-owned subsidiary, IP Liquidity, entered into a Memorandum of Understanding with BATO and IP Nav pursuant to which BATO acknowledged that IP Liquidity was entitled to certain fees under an Advisory Services Agreement (“ASA”) dated December 3, 2012.  In addition, (i) the parties further agreed to terminate the Advisory Services Agreement and (ii) rescind the BATO PPA entered into between Bridgestone and the Company on April 23, 2015, as amended.  In connection with the termination of the ASA and the rescission of the BATO PPA, as of November 15, 2015, the Company removed notes payable in the amount of $10,000,000, $9,068,504 in patent assets from the Company’s books and records associated with the rescission of the BATO PPA, and in connection with the termination of the ASA, the Company removed $2,451,550 in patents assets from the Company’s books and records.

Munitech IP S.a.r.l. (“Munitech”)

On June 27, 2016, Munitech S.a.r.l. (“Munitech”), a Luxembourg limited liability company and newly formed wholly-owned subsidiary of the Company, entered into two Patent Purchase Agreements (the “PPA” or together, the “PPAs”) to purchase 221 patents from Siemens Aktiengesellschaft. The patents purchased by Munitech relate to W-CDMA and GSM cellular technology and cover all the major global economies including China, France, Germany, the United Kingdom and the United States. Significantly, many of the patent families have been declared to be Standard Essential Patents (“SEPs”) with the European Telecommunications Standard Institute (“ETSI”) and/or the Association of Radio Industries and Businesses (“ARIB”) related to Long Term Evolution (“LTE”), Universal Mobile Telecommunications System (“UMTS”), and/or General Packet Radio Service (“GPRS”).

Pursuant to the terms of the PPAs, Munitech (i) paid Siemens Aktiengesellschaft $1,150,000 in cash upon closing and (ii) agreed to two future payments, one in the amount of $1,000,000 payable on December 31, 2016 and the second in the amount of $750,000 payable on September 30, 2017.

After evaluating the facts and circumstances of the purchase, the Company determined that this was an asset purchase. In coming to its conclusion, the Company reviewed the status of the assets, the historical activity and the absence of any employees, licensing activity, vendors associated with the patents, any royalties, and any other assets other than the patents.

Magnus IP GmbH (“Magnus”)

On July 5, 2016, Marathon IP GmbH (“Marathon IP”), a German corporate entity and newly formed wholly-owned subsidiary of the Company, entered into a Patent Purchase Agreements (the “PPA”) to purchase 86 patents from Siemens Switzerland Ltd and Siemens Industry Inc., (together, “Siemens”). On September 15, 2016, the patents were assigned by Marathon IP to Magnus, both of which are wholly-owned subsidiaries of the Company. The patents purchased by Marathon IP relate to Internet-of-Things (IOT) technology. Generally, the portfolio’s subject matter is directed toward self-healing control networks for automation systems. The patents are relevant to wireless mesh or home area networks for use in IOT, or connected home devices and enable simple commissioning, application level security, simplified bridging, and end-to-end IP security. The technology can support a wide variety of IOT enabled devices including lighting, sensors, appliances, security, and more. Pursuant to the terms of the PPA, Marathon IP paid Siemens $250,000 in cash upon closing.

Pursuant to the terms of the PPAs, Munitech (i) paid Siemens $250,000 in cash upon closing and (ii) will pay a percentage of gross proceeds in excess of a reserve threshold on behalf of Marathon IP.

After evaluating the facts and circumstances of the purchase, the Company determined that this was an asset purchase. In coming to its conclusion, the Company reviewed the status of the assets, the historical activity and the absence of any employees, licensing activity, vendors associated with the patents, any royalties, and any other assets other than the patents.

Traverse Technologies Corp. (“Traverse”)

On August 3, 2016, Traverse Technologies Corp. (“Traverse”), a United States corporation and newly formed wholly-owned subsidiary of the Company, entered into a Patent Purchase Agreement (the “PPA”) to purchase 12 patents from CPT IP Holdings (“CPT”). The patents purchased by Traverse relate to batteries and principally cover various Asian and the United States markets.

Pursuant to the terms of the PPAs, Traverse (i) paid CPT $1,300,000 in cash upon closing and (ii) will pay a percentage of net recoveries in excess of a reserve threshold on behalf of Traverse.

After evaluating the facts and circumstances of the purchase, the Company determined that this was an asset purchase. In coming to its conclusion, the Company reviewed the status of the assets, the historical activity and the absence of any employees, licensing activity, vendors associated with the patents, any royalties, and any other assets other than the patents.

PG Technologies S.a.r.l. (“PG Tech”)

On August 11, 2016, PG Technologies S.a.r.l. (“PG Tech”), a Luxembourg limited liability company jointly owned with a large litigation financing fund, entered into a Patent Funding and Exclusive License Agreement (the “ELA”) to manage the monetization of greater than 10,000 patents in a single industry vertical with a Fortune 50 company. The patents cover all the major global economies including China, France, Germany, the United Kingdom and the United States. The Company determined that its ownership in PG Tech constitutes a VIE and that the Company is the primary beneficiary, as a result of which, the Company consolidated PG Tech in its financial statements.

Pursuant to the terms of the ELA, PG Tech agreed with the Fortune 50 company to pay (i) $1,000,000 in cash upon closing, (ii) a future payment in the amount of $1,000,000 payable on or before December 31, 2016, (iii) minimum quarterly payments of $250,000 starting on April 1, 2017 and (iv) split 50% of the net licensing revenues.

After evaluating the facts and circumstances of the purchase, the Company determined that this was an asset purchase. In coming to its conclusion, the Company reviewed the status of the assets, the historical activity and the absence of any employees, licensing activity, vendors associated with the patents, any royalties, and any other assets other than the patents.

Motheye Technologies LLC (“Motheye”)

On September 13, 2016, Motheye Technologies, LLC (“Motheye”), a United States corporation and newly formed wholly-owned subsidiary of the Company, entered into a Patent Purchase Agreements (the “PPA”) to purchase 1 patent from Cirrex Systems, LLC (“Cirrex”). The patent purchased by Motheye relates to LED lighting and is issued in the United States.

Pursuant to the terms of the PPA, Motheye pays no determined cash consideration, but is required to pay a percentage of net recoveries in excess of a reserve threshold on behalf of Motheye.

After evaluating the facts and circumstances of the purchase, the Company determined that this was an asset purchase. In coming to its conclusion, the Company reviewed the status of the assets, the historical activity and the absence of any employees, licensing activity, vendors associated with the patents, any royalties, and any other assets other than the patents.